Long-Term Debt And Lines Of Credit (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	May 31, 2007	Dec. 31, 2013	Dec. 31, 2012	Jan. 18, 2013 2013 Credit Agreement [Member]	Dec. 31, 2013 Change In Conversion Rate [Member]
Debt Instrument [Line Items]
Long-term debt		$ 183,564,000	$ 174,890,000
Revolving credit facility period, years				5 years
Revolving credit facility, borrowing capacity				350,000,000
Line of credit expansion feature				150,000,000
Line of credit facility, basis points above LIBOR				1.25%
Revolving credit facility, interest rate description				LIBOR plus 125 basis points
Principal amount of notes		1,000
Senior convertible notes issued	200,000,000
Initial conversion rate of shares		0.0123874			0.0127411
Underwriting fees per note	27.50
Notes issued price per note	1,000
Net proceeds from sale of notes	194,000,000
Note maturity date		May 15, 2014
Conversion price per share		$ 80.73			$ 78.49
Aggregate principal amount of the Notes		25.00%
Minimum dividend payment required for the adjustment of the conversion rate		$ 0.06
Purchased call options shares of capital stock		2,477,000
Warrants to purchase Capital Stock		2,477,000
Warrants exercise price		$ 105.44
Net cost for purchased call options and sold warrants transaction		27,300,000
Average interest rate for long-term debt		1.90%	1.90%
Effective rate on Notes		6.875%
Standby letters of credit issued		35,000,000
Unused lines of credit		$ 315,000,000